Nature of the Business and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Nature of the Business and Summary of Significant Accounting Policies [Abstract]
Schedule of dilutive securities
	2016	2015

Convertible Notes	286,663	156,399
Stock Options	3,269,000	3,273,000
Stock Appreciation Rights	1,455,000	1,455,000
Warrants	6,422,124	6,773,896
Total Common Shares Issuable	11,432,787	11,658,295

	2015	2014

Convertible Notes	159,171	148,173
Stock Options	3,273,000	3,265,000
Stock Appreciation Rights	1,455,000	–
Warrants	6,771,521	6,932,124
Total Common Shares Issuable	11,658,692	10,345,297

Schedule shareholders of LLC and their associated ownership percentages as registered with the Government of Oman
LLC Shareholder	Percent Ownership
Omagine	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%

LLC Shareholder	Percent Ownership
Omagine	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%